Condensed Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (2,224,540)	$ 1,462,193	$ 3,386,750	$ 3,530,190
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(16,505)	(1,669)
Unrealized gain on marketable securities held in Trust Account	(27,986)	(2,266)	(3,115)	(134,540)
Change in fair value of warrant liability	(88,500)	(2,094,300)	(5,653,850)	(6,724,150)
Change in fair value of forward purchase unit liability	554,443	122,020	490,184	(194,950)
Sponsor share repurchase financing expense				360,000
Allocation of deferred offering cost for warrant liability			989,674
Changes in operating assets and liabilities:
Accounts receivable				(870)
Prepaid expenses	121,743	87,879	(701,852)	394,943
Accrued expenses	1,583,006	(22,321)	347,146	2,872,474
Accrued interest payable	65,439			7,719
Accounts payable	90,935	(1,831)	63,839	(12,765)
Change in fair value of contingent interest liability	101,404	0
Amortization of debt discount	16,342	0
Net cash (used in) provided by operating activities	192,286	(465,131)	(1,082,893)	98,051
Cash Flows from Investing Activities:
Purchase of marketable securities in Trust Account	(425,850)	0	(230,000,000)	(2,324,312)
Proceeds from sale of investments				190,010,529
Net cash (used in) provided by investing activities	(425,850)	0	(230,000,000)	187,686,217
Cash Flows from Financing Activities:
Proceeds from issuance of Class A common stock			230,000,000
Payments for underwriting fee			(2,335,058)
Proceeds from sale of Class B common stock to Sponsor and Metric			25,000
Proceeds from the sale of Private Placement Warrants			5,095,733
Proceeds from promissory note – related party	222,500		188,804	1,257,500
Repayment of promissory note – related party			(188,804)
Payment of Class A common stock redemptions				(190,010,529)
Payment of deferred offering costs			(640,129)
Net cash provided by (used in) financing activities	222,500	0	232,145,546	(188,753,029)
Net Change in Cash	(11,064)	(465,131)	1,062,653	(968,761)
Cash – Beginning	93,892	1,062,653	0	1,062,653
Cash – Ending	82,828	597,522	1,062,653	93,892
Non-Cash Investing and Financing Activities:
Initial measurement of Class A common stock subject to possible redemption			198,363,610
Remeasurement Class A common stock subject to possible redemption	$ 453,836	$ 18,711	31,641,174	2,458,852
Initial fair value of public warrant liability			10,109,000
Initial fair value of private warrant liability			3,014,000
Initial fair value of forward purchase units liability			31,000
Initial measurement of contingent interest liability			0	32,865
Initial measurement of debt discount			0	32,865
Deferred underwriting fee payable			$ 8,050,000	$ (8,050,000)